Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	MOTLEY FOOL FUNDS TRUST
Central Index Key	0001449871
Amendment Flag	false
Document Creation Date	Feb 27, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013
Motley Fool Independence Fund | Motley Fool Independence Fund | Motley Fool Independence Fund
Risk/Return:
Trading Symbol	FOOLX
Motley Fool Great America Fund | Motley Fool Great America Fund | Motley Fool Great America Fund
Risk/Return:
Trading Symbol	TMFGX
Motley Fool Epic Voyage Fund | Motley Fool Epic Voyage Fund | Motley Fool Epic Voyage Fund
Risk/Return:
Trading Symbol	TMFEX

Motley Fool Independence Fund | Motley Fool Independence Fund
Motley Fool Independence Fund
Investment Objective
The investment objective of the Independence Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Independence Fund.
Shareholder Fees (Fees Paid Directly From Your Investment):
Shareholder Fees (USD $)	Motley Fool Independence Fund
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Motley Fool Independence Fund
Management Fees (including any performance-based adjustment, as discussed in ���MANAGEMENT OF THE FUND���Advisory Fees���)		1.07%
Distribution (12b-1) Fees		none
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.54%
Less: Contractual Expense Limitation	[1]	0.07%
Annual Operating Expenses After Expense Limitation		1.47%
[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund's expenses through the end of February 2014, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Independence Fund's average daily net assets. If the excluded expenses are incurred, the Independence Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Independence Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Independence Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Independence Fund.

Example

This Example is intended to help you compare the cost of investing in the Independence Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Independence Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Independence Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Motley Fool Independence Fund	150	480	833	1,829

Portfolio Turnover

The Independence Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Independence Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Independence Fund’s performance. During the most recent fiscal year, the Independence Fund’s portfolio turnover rate was 37%.

Principal Investment Strategies

The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and common stocks and depositary receipts of companies that are organized under the laws of other countries around the world.  Under normal market circumstances, the Independence Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Independence Fund’s value focus, it is expected that investments in the securities of U.S. companies having smaller market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Independence Fund’s investment program. In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.

Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Independence Fund’s investments may increase or decrease, which will cause the value of the Independence Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Independence Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Independence Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Independence Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Independence Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investments

The Independence Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Companies

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Independence Fund may purchase depositary receipts (ADRs, EDRs, and GDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Independence Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Performance Information:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Independence Fund by showing the Independence Fund’s performance compared to a broad measure of market performance. The Independence Fund’s past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.

The bar chart shows the annual total returns for the Independence Fund.

Best Quarter: 17.07% in the quarter ended September 30, 2010 Worst Quarter: (13.47)% in the quarter ended September 30, 2011
PERFORMANCE TABLE
(Average annual total returns for the periods ended December 31, 2012)

The performance table shows how the Independence Fund’s average annual return compares with that of its benchmark, the MSCI World Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Motley Fool Independence Fund	13.15%	14.91%	Jun 16, 2009
Motley Fool Independence Fund After Taxes on Distributions	13.03%	14.66%
Motley Fool Independence Fund After Taxes on Distributions and Sale of Fund Shares	8.70%	12.90%
Motley Fool Independence Fund MSCI World Index (reflects no deduction for fees, expenses or taxes)	16.54%	12.77%	Jun 16, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Independence Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Independence Fund is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Independence Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Independence Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Independence Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Independence Fund’s performance. During the most recent fiscal year, the Independence Fund’s portfolio turnover rate was 37%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Independence Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Independence Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Independence Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and common stocks and depositary receipts of companies that are organized under the laws of other countries around the world.  Under normal market circumstances, the Independence Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Independence Fund’s value focus, it is expected that investments in the securities of U.S. companies having smaller market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Independence Fund’s investment program. In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.

Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Independence Fund’s investments may increase or decrease, which will cause the value of the Independence Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Independence Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Independence Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Independence Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Independence Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investments

The Independence Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Companies

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Independence Fund may purchase depositary receipts (ADRs, EDRs, and GDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Independence Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Independence Fund by showing the Independence Fund’s performance compared to a broad measure of market performance. The Independence Fund’s past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Independence Fund by showing the Independence Fund's performance compared to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Independence Fund's past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the annual total returns for the Independence Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.07% in the quarter ended September 30, 2010 Worst Quarter: (13.47)% in the quarter ended September 30, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.47%)
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table shows how the Independence Fund’s average annual return compares with that of its benchmark, the MSCI World Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	(Average annual total returns for the periods ended December 31, 2012)
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
Motley Fool Independence Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	24
Management Fees (including any performance-based adjustment, as discussed in ���MANAGEMENT OF THE FUND���Advisory Fees���)	rr_ManagementFeesOverAssets	1.07%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Annual Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	833
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,829
Annual Return 2010	rr_AnnualReturn2010	18.80%
Annual Return 2011	rr_AnnualReturn2011	(3.34%)
Annual Return 2012	rr_AnnualReturn2012	13.15%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
Motley Fool Independence Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
Motley Fool Independence Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.90%

[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund's expenses through the end of February 2014, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Independence Fund's average daily net assets. If the excluded expenses are incurred, the Independence Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Independence Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Independence Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Independence Fund.

Motley Fool Great America Fund | Motley Fool Great America Fund
Motley Fool Great America Fund
Investment Objective
The investment objective of the Great America Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund.
Shareholder Fees (Fees Paid Directly From Your Investment):
Shareholder Fees (USD $)	Motley Fool Great America Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Motley Fool Great America Fund
Management Fees (including any performance-based adjustment, as discussed in ���MANAGEMENT OF THE FUND���Advisory Fees���)		0.97%
Distribution (12b-1) Fees		none
Other Expenses		0.77%
Total Annual Fund Operating Expenses		1.74%
Less: Contractual Expense Limitation	[1]	0.37%
Total Annual Operating Expenses After Expense Limitation		1.37%
[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's expenses through the end of February 2014, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Great America Fund's average daily net assets. If the excluded expenses are incurred, the Great America Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Great America Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Great America Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund.

Example

This Example is intended to help you compare the cost of investing in the Great America Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Great America Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Motley Fool Great America Fund	139	512	909	2,021

Portfolio Turnover

The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund’s performance. During the most recent fiscal year, the Great America Fund’s portfolio turnover rate was 30%.

Principal Investment Strategies

The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America Fund invests at least 80% of its net assets in securities issued by United States companies. The Great America Fund employs a value-based investment strategy and seeks long-term growth of capital by acquiring securities of companies at prices the Great America Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”), believes to be significantly below their intrinsic value.  Although the Great America Fund may invest in companies with any market capitalization, given the Great America Fund’s value-based strategy, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund’s investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as Bloomberg or Reuters.  The Great America Fund generally invests in companies that have attractive balance sheets and high internal rates of return.  The Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for long-term growth of capital.  The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Great America Fund’s investments may increase or decrease, which will cause the value of the Great America Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Great America Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Performance Information:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund by showing the Great America Fund’s performance compared to a broad measure of market performance. The Great America Fund’s past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.

The bar chart shows the annual total returns for the Great America Fund.

Best Quarter: 13.20% in the quarter ended March 31, 2012 Worst Quarter: (17.07)% in the quarter ended September 30, 2011
PERFORMANCE TABLE
(Average annual total returns for the periods ended December 31, 2012)

The performance table shows how the Great America Fund’s average annual return compares with that of its benchmark, the Russell MidCap Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Motley Fool Great America Fund	17.15%	13.16%	Nov 1, 2010
Motley Fool Great America Fund After Taxes on Distributions	17.11%	13.12%
Motley Fool Great America Fund After Taxes on Distributions and Sale of Fund Shares	11.20%	11.29%
Motley Fool Great America Fund Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	17.28%	11.16%	Nov 1, 2010

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Great America Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Great America Fund is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund’s performance. During the most recent fiscal year, the Great America Fund’s portfolio turnover rate was 30%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Great America Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Great America Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America Fund invests at least 80% of its net assets in securities issued by United States companies. The Great America Fund employs a value-based investment strategy and seeks long-term growth of capital by acquiring securities of companies at prices the Great America Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”), believes to be significantly below their intrinsic value.  Although the Great America Fund may invest in companies with any market capitalization, given the Great America Fund’s value-based strategy, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund’s investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as Bloomberg or Reuters.  The Great America Fund generally invests in companies that have attractive balance sheets and high internal rates of return.  The Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for long-term growth of capital.  The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Great America Fund’s investments may increase or decrease, which will cause the value of the Great America Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Great America Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund by showing the Great America Fund’s performance compared to a broad measure of market performance. The Great America Fund’s past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund by showing the Great America Fund's performance compared to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Great America Fund's past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the annual total returns for the Great America Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.20% in the quarter ended March 31, 2012 Worst Quarter: (17.07)% in the quarter ended September 30, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.07%)
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table shows how the Great America Fund’s average annual return compares with that of its benchmark, the Russell MidCap Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	(Average annual total returns for the periods ended December 31, 2012)
Russell MidCap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2010
Motley Fool Great America Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	24
Management Fees (including any performance-based adjustment, as discussed in ���MANAGEMENT OF THE FUND���Advisory Fees���)	rr_ManagementFeesOverAssets	0.97%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Annual Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,021
Annual Return 2011	rr_AnnualReturn2011	0.91%
Annual Return 2012	rr_AnnualReturn2012	17.15%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2010
Motley Fool Great America Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.12%
Motley Fool Great America Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.29%

[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's expenses through the end of February 2014, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Great America Fund's average daily net assets. If the excluded expenses are incurred, the Great America Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Great America Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Great America Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund.

Motley Fool Epic Voyage Fund | Motley Fool Epic Voyage Fund
Motley Fool Epic Voyage Fund
Investment Objective
The investment objective of the Epic Voyage Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Epic Voyage Fund.
Shareholder Fees (Fees Paid Directly From Your Investment):
Shareholder Fees (USD $)	Motley Fool Epic Voyage Fund
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Motley Fool Epic Voyage Fund
Management Fees (including any performance-based adjustment, as discussed in ���MANAGEMENT OF THE FUND���Advisory Fees���)		0.95%
Distribution (12b-1) Fees		none
Other Expenses		3.18%
Total Annual Fund Operating Expenses		4.13%
Less: Contractual Expense Limitation	[1]	2.78%
Total Annual Operating Expenses After Expense Limitation		1.35%
[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Epic Voyage Fund's expenses through the end of February 2014, or such later date as may be determined by the Epic Voyage Fund and the Adviser, to the extent necessary to limit the Epic Voyage Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Epic Voyage Fund's average daily net assets. If the excluded expenses are incurred, the Epic Voyage Fund's operating expenses will be higher than 0.40% annually. Pursuant to the agreement with the Trust, the Adviser may recover from the Epic Voyage Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Epic Voyage Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Epic Voyage Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Epic Voyage Fund, but otherwise it can be terminated only by the Epic Voyage Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Epic Voyage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Epic Voyage Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Epic Voyage Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Motley Fool Epic Voyage Fund	137	1,001	1,880	4,144

Portfolio Turnover

The Epic Voyage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Epic Voyage Fund’s performance. During the most recent fiscal year, the Epic Voyage Fund’s portfolio turnover rate was 17%.

Principal Investment Strategies

The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.  The Adviser defines foreign companies as companies located or organized outside the United States or whose primary business is carried on outside the United States.  Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Epic Voyage Fund’s value focus, it is expected that investments in the securities of foreign companies, including depositary receipts, having smaller market capitalizations (less than $2 billion), including companies in emerging market countries, will be important components of the Epic Voyage Fund’s investment program, although the Epic Voyage Fund may invest in issuers of all capitalization sizes.  In managing the Epic Voyage Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.  The Epic Voyage Fund seeks investment returns that exceed the return of the Russell Global ex-US Index.  The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund may not invest more than 10% of its net assets in securities of companies that are not foreign companies.  To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Epic Voyage Fund’s investments may increase or decrease, which will cause the value of the Epic Voyage Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Epic Voyage Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Epic Voyage Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Companies

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, and GDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Epic Voyage Fund can avoid currency risks during the settlement period for purchase and sales.  However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Epic Voyage Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Epic Voyage Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Epic Voyage Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Performance Information:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Epic Voyage Fund by showing the Epic Voyage Fund’s performance compared to a broad measure of market performance. The Epic Voyage Fund’s past performance, both before and after taxes, does not necessarily indicate how the Epic Voyage Fund will perform in the future.

The bar chart shows the annual total return for the Epic Voyage Fund.

Best Quarter: 13.35% in the quarter ended March 31, 2012 Worst Quarter: (6.92)% in the quarter ended June 30, 2012
PERFORMANCE TABLE
(Average annual total returns for the periods ended December 31, 2012)

The performance table shows how the Epic Voyage Fund’s average annual return compares with that of its benchmark, the Russell Global ex-US Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Epic Voyage Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Motley Fool Epic Voyage Fund	18.24%	10.00%	Nov 1, 2011
Motley Fool Epic Voyage Fund After Taxes on Distributions	18.00%	9.78%
Motley Fool Epic Voyage Fund After Taxes on Distributions and Sale of Fund Shares	12.18%	8.50%
Motley Fool Epic Voyage Fund Russell Global ex-US Index (reflects no deduction for fees, expenses or taxes)	17.84%	12.41%	Nov 1, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Epic Voyage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Epic Voyage Fund is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Epic Voyage Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Epic Voyage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Epic Voyage Fund’s performance. During the most recent fiscal year, the Epic Voyage Fund’s portfolio turnover rate was 17%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Epic Voyage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Epic Voyage Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Epic Voyage Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.  The Adviser defines foreign companies as companies located or organized outside the United States or whose primary business is carried on outside the United States.  Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Epic Voyage Fund’s value focus, it is expected that investments in the securities of foreign companies, including depositary receipts, having smaller market capitalizations (less than $2 billion), including companies in emerging market countries, will be important components of the Epic Voyage Fund’s investment program, although the Epic Voyage Fund may invest in issuers of all capitalization sizes.  In managing the Epic Voyage Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.  The Epic Voyage Fund seeks investment returns that exceed the return of the Russell Global ex-US Index.  The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund may not invest more than 10% of its net assets in securities of companies that are not foreign companies.  To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Epic Voyage Fund’s investments may increase or decrease, which will cause the value of the Epic Voyage Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Epic Voyage Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Epic Voyage Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Companies

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, and GDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Epic Voyage Fund can avoid currency risks during the settlement period for purchase and sales.  However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Epic Voyage Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Epic Voyage Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Epic Voyage Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Epic Voyage Fund by showing the Epic Voyage Fund’s performance compared to a broad measure of market performance. The Epic Voyage Fund’s past performance, both before and after taxes, does not necessarily indicate how the Epic Voyage Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Epic Voyage Fund by showing the Epic Voyage Fund's performance compared to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Epic Voyage Fund's past performance, both before and after taxes, does not necessarily indicate how the Epic Voyage Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the annual total return for the Epic Voyage Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.35% in the quarter ended March 31, 2012 Worst Quarter: (6.92)% in the quarter ended June 30, 2012
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.92%)
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Epic Voyage Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table shows how the Epic Voyage Fund’s average annual return compares with that of its benchmark, the Russell Global ex-US Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Epic Voyage Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	(Average annual total returns for the periods ended December 31, 2012)
Russell Global ex-US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2011
Motley Fool Epic Voyage Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	24
Management Fees (including any performance-based adjustment, as discussed in ���MANAGEMENT OF THE FUND���Advisory Fees���)	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.78%)	[1]
Annual Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,144
Annual Return 2012	rr_AnnualReturn2012	18.24%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2011
Motley Fool Epic Voyage Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.78%
Motley Fool Epic Voyage Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.50%

[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Epic Voyage Fund's expenses through the end of February 2014, or such later date as may be determined by the Epic Voyage Fund and the Adviser, to the extent necessary to limit the Epic Voyage Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Epic Voyage Fund's average daily net assets. If the excluded expenses are incurred, the Epic Voyage Fund's operating expenses will be higher than 0.40% annually. Pursuant to the agreement with the Trust, the Adviser may recover from the Epic Voyage Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Epic Voyage Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Epic Voyage Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Epic Voyage Fund, but otherwise it can be terminated only by the Epic Voyage Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013